INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The following table presents the components of the December 31, 2024, 2023 and 2022 provision for income taxes:

	December 31,
	2024	2023	2022
	(in thousands)
Current	$2,232	$1,875	$2,039
Deferred	(581)	(1,286)	(3,883)
Total income tax expense	$1,651	$589	$(1,844)

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The following is a reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax expense reported in the consolidated statements of operations:

	December 31,
	2024	2023	2022
	(in thousands)
Net loss	$(23,333)	$(12,551)	$(15,113)
Income tax benefit for the period	1,651	589	(1,844)
Loss before tax	(21,682)	(11,962)	(16,957)
Effective tax rate	-8%	-5%	11%
Permanent differences not deductible (taxable) for tax purposes	3,421	3,685	(1,577)
Unrecognised tax losses	2,292	695	4,989
Other	280	(1,408)	-
Recalculated tax benefit	$(4,342)	$(2,383)	$(5,256)
Statutory tax rate in Morocco	20%	20%	31%

SCHEDULE OF DEFERRED INCOME TAX ASSETS

The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2024	2023
	(in thousands)
Fixed assets and intangible assets	$(9,845)	$(9,317)
Loss carryforward	7,710	6,247
Leases	(2,375)	(2,344)
Others	(170)	(102)
Less: valuation allowance	(4,889)	(4,805)
Deferred tax liabilities, net	$(9,569)	$(10,321)